Other Non-Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Security deposits for derivatives	$ 727	$ 550
Saga and Vilamoura Tankers
Security deposits for derivatives		$ 550
Belmar, Calida, Lipari and Petalidi vessels
Security deposits for derivatives	$ 727